Subsequent Events (Details) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 20, 2014	Dec. 31, 2013 Reciprocating Compression business [Member]	Dec. 31, 2013 Centrifugal Compression business [Member]
Subsequent Event [Line Items]
Date of definitive agreement to sell Reciprocating Compression business	Jan. 20, 2014
Cash consideration	$ 550
Revenues from discontinued operations		$ 302	$ 398